UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Mary C. Maiers
Chief Financial Officer & Treasurer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2017

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Loomis Sayles Bond Fund
(Institutional and Investor Class (formerly Initial Class))
Semi-Annual Report
June 30, 2017
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Ratings as of June 30, 2017
Rating	Percentage of Fund Investments
Aaa	23.72%
Aa1	0.17
Aa3	0.03
A1	1.04
A2	1.65
A3	4.95
Baa1	2.81
Baa2	10.56
Baa3	8.83
Ba1	4.87
Ba2	2.76
Ba3	4.22
B1	4.14
B2	2.50
B3	5.32
CCC, CC, C	4.93
Equities	1.30
Not Rated	0.74
Short Term Investments	15.46
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/17)	(06/30/17)	(01/01/17 – 06/30/17)
Institutional Class
Actual	$1,000.00	$1,046.40	$2.79
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$2.76
Investor Class
Actual	$1,000.00	$1,044.60	$4.56
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.51
* Expenses are equal to the Fund's annualized expense ratio of 0.55% for the Institutional Class and 0.90% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 0.21%
$ 1,600,000	Michigan Tobacco Settlement Finance Authority Series 2006-A Class A 7.31%, 06/01/2034	$ 1,595,072
TOTAL ASSET-BACKED SECURITIES — 0.21% (Cost $1,599,846)		$ 1,595,072
CORPORATE BONDS AND NOTES
Basic Materials — 4.03%
	ArcelorMittal
80,000	6.00%, 03/01/2021	86,100
895,000	7.50%, 10/15/2039	1,003,519
3,625,000	7.25%, 03/01/2041	3,996,562
3,485,000	Barrick Gold Corp 5.25%, 04/01/2042	3,965,233
520,000	Barrick Gold Corp Series A 5.80%, 11/15/2034	573,711
2,825,000	Barrick North America Finance LLC 5.75%, 05/01/2043	3,428,324
230,000	Chemours Co 6.63%, 05/15/2023	243,225
1,790,000	Essar Steel Algoma Inc(b)(c)(d)(e) 9.50%, 11/15/2019	143,200
	Freeport-McMoRan Inc
325,000	5.40%, 11/14/2034	290,063
3,585,000	5.45%, 03/15/2043	3,091,345
	Georgia-Pacific LLC
110,000	7.38%, 12/01/2025	139,972
435,000	7.25%, 06/01/2028	573,105
90,000	8.88%, 05/15/2031	138,194
	Hexion Inc
1,000,000	9.00%, 11/15/2020	680,000
480,000	9.20%, 03/15/2021	292,800
2,220,000	7.88%, 02/15/2023	1,348,650
3,750,000	INVISTA Finance LLC(b) 4.25%, 10/15/2019	3,863,250
190,000	Methanex Corp 5.25%, 03/01/2022	200,204
2,080,000	Newmont Mining Corp 4.88%, 03/15/2042	2,200,603
348,000	Rain CII Carbon LLC / CII Carbon Corp(b) 8.25%, 01/15/2021	362,790
565,000	Rio Tinto Finance USA PLC 4.13%, 08/21/2042	583,827
	United States Steel Corp(f)
680,000	7.50%, 03/15/2022	697,000
3,070,000	6.65%, 06/01/2037	2,763,000
		30,664,677
Communications — 6.58%
24,300,000	America Movil SAB de CV Series 12 MXP, 6.45%, 12/05/2022	1,264,477
2,490,000	AT&T Inc 3.95%, 01/15/2025	2,537,975
Principal Amount(a)		Fair Value
Communications — (continued)
	CenturyLink Inc
$ 860,000	7.60%, 09/15/2039	$ 799,800
425,000	7.65%, 03/15/2042	394,719
1,255,000	Cincinnati Bell Inc(b) 7.00%, 07/15/2024	1,311,726
3,930,000	Clear Channel Worldwide Holdings Inc 7.63%, 03/15/2020	3,910,350
770,000	Consolidated Communications Inc 6.50%, 10/01/2022	766,150
945,000	Cox Communications Inc(b) 4.80%, 02/01/2035	925,072
1,640,000	DISH DBS Corp 5.00%, 03/15/2023	1,681,000
775,000	Embarq Corp 8.00%, 06/01/2036	782,750
1,125,000	Frontier Communications Corp 11.00%, 09/15/2025	1,043,437
290,000	Lamar Media Corp 5.00%, 05/01/2023	301,600
	Portugal Telecom International Finance(c)
1,350,000	EUR, 5.00%, 11/04/2019(d)	531,957
1,300,000	EUR, 4.50%, 06/16/2025(g)	497,538
	Qwest Capital Funding Inc
150,000	7.63%, 08/03/2021	156,000
1,960,000	6.88%, 07/15/2028	1,864,666
3,500,000	7.75%, 02/15/2031	3,325,980
	Qwest Corp
500,000	7.25%, 09/15/2025	555,284
1,837,000	6.88%, 09/15/2033	1,809,131
	Sprint Capital Corp
5,474,000	6.88%, 11/15/2028	6,084,734
540,000	8.75%, 03/15/2032	680,400
815,000	Sprint Communications Inc 6.00%, 11/15/2022	863,900
	Sprint Corp
545,000	7.88%, 09/15/2023	626,750
215,000	7.13%, 06/15/2024	239,188
	Telecom Italia Capital SA
365,000	6.38%, 11/15/2033	394,200
735,000	6.00%, 09/30/2034	777,160
	Telefonica Emisiones SAU
225,000	5.13%, 04/27/2020	242,645
200,000	GBP, 5.29%, 12/09/2022	305,117
400,000	GBP, 5.38%, 02/02/2026	630,893
525,000	7.05%, 06/20/2036	690,377
	Time Warner Cable Inc
35,000	5.88%, 11/15/2040	39,057
235,000	5.50%, 09/01/2041	252,848
200,000	4.50%, 09/15/2042	190,545
1,300,000	UPC Holding BV(b) EUR, 6.38%, 09/15/2022	1,551,079
	Viacom Inc
459,000	4.85%, 12/15/2034	456,648
65,000	4.38%, 03/15/2043	57,853
390,000	5.85%, 09/01/2043	421,671
1,065,000	5.25%, 04/01/2044	1,067,847
2,100,000	Videotron Ltd(b) CAD, 5.63%, 06/15/2025	1,748,920

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
$ 400,000	Virgin Media Finance PLC(b) 6.00%, 10/15/2024	$ 424,000
4,000,000	VTR Finance BV(b) 6.88%, 01/15/2024	4,240,000
	Windstream Services LLC(f)
2,015,000	7.75%, 10/01/2021	1,894,100
155,000	7.50%, 06/01/2022	138,338
1,795,000	7.50%, 04/01/2023	1,575,112
		50,052,994
Consumer, Cyclical — 12.58%
212,022	Air Canada 2013-1 Class B Pass Through Trust(b) 5.38%, 05/15/2021	222,888
330,250	American Airlines 2013-1 Class A Pass Through Trust 4.00%, 07/15/2025	345,111
161,394	American Airlines 2013-1 Class B Pass Through Trust(b) 5.63%, 01/15/2021	168,979
4,901,977	American Airlines 2013-2 Class A Pass Through Trust 4.95%, 01/15/2023	5,220,605
6,555,745	American Airlines 2016-1 Class B Pass Through Trust 5.25%, 01/15/2024	6,825,842
7,440,000	American Airlines Group Inc(b)(f) 5.50%, 10/01/2019	7,793,400
1,360,000	Beazer Homes USA Inc 7.25%, 02/01/2023	1,424,600
13,580,000	Best Buy Co Inc 5.00%, 08/01/2018	14,021,594
5,013	Continental Airlines 2000-2 Class B Pass Through Trust 8.31%, 04/02/2018	5,226
62,432	Continental Airlines 2012-1 Class B Pass Through Trust 6.25%, 04/11/2020	66,022
645,000	Continental Airlines 2012-3 Class C Pass Through Trust 6.13%, 04/29/2018	661,125
759,245	Delta Air Lines 2007-1 Class A Pass Through Trust 6.82%, 08/10/2022	871,234
	Dillard's Inc
430,000	6.63%, 01/15/2018	438,785
500,000	7.88%, 01/01/2023	579,117
1,070,000	7.75%, 07/15/2026	1,239,330
850,000	Foot Locker Inc 8.50%, 01/15/2022	994,500
	Ford Motor Co
155,000	6.50%, 08/01/2018	162,478
265,000	7.50%, 08/01/2026	326,260
245,000	4.35%, 12/08/2026	252,316
50,000	6.63%, 02/15/2028	58,194
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 755,000	6.63%, 10/01/2028	$ 891,843
2,080,000	6.38%, 02/01/2029	2,372,180
2,035,000	7.45%, 07/16/2031	2,573,251
1,165,000	5.29%, 12/08/2046	1,197,238
10,770,000	Ford Motor Credit Co LLC 4.39%, 01/08/2026	11,094,715
790,000	General Motors Co 5.20%, 04/01/2045	776,059
	General Motors Financial Co Inc
1,210,000	4.38%, 09/25/2021	1,280,095
2,330,000	5.25%, 03/01/2026	2,516,892
2,595,000	Group 1 Automotive Inc 5.00%, 06/01/2022	2,633,925
166,000	JC Penney Corp Inc(f) 6.38%, 10/15/2036	119,313
	K Hovnanian Enterprises Inc
25,000	8.00%, 11/01/2019(b)	25,063
45,000	5.00%, 11/01/2021	41,963
	Lennar Corp
1,760,000	4.50%, 06/15/2019	1,819,400
1,330,000	4.75%, 11/15/2022	1,416,450
50,000	Macy's Retail Holdings Inc 4.50%, 12/15/2034	41,403
	New Albertsons Inc
805,000	7.75%, 06/15/2026	807,013
4,905,000	7.45%, 08/01/2029	4,757,850
795,000	8.70%, 05/01/2030	810,900
1,500,000	8.00%, 05/01/2031	1,485,000
4,425,000	New Albertsons Inc Series C 6.63%, 06/01/2028	4,026,751
	PulteGroup Inc
1,000,000	6.38%, 05/15/2033	1,045,000
3,870,000	6.00%, 02/15/2035	3,879,675
665,000	Toro Co 6.63%, 05/01/2037	756,714
	TRI Pointe Holdings Inc
415,000	4.38%, 06/15/2019	425,043
5,000	5.88%, 06/15/2024	5,275
1,284,000	TRU Taj LLC / TRU Taj Finance Inc(b)(f) 12.00%, 08/15/2021	1,197,330
285,831	United Airlines 2007-1 Pass Through Trust 6.64%, 07/02/2022	310,126
945,441	United Airlines 2014-1 Class A Pass Through Trust 4.00%, 04/11/2026	986,804
478,455	US Airways 2011-1 Class A Pass Through Trust 7.13%, 10/22/2023	551,754
1,054,536	US Airways 2012-1 Class A Pass Through Trust 5.90%, 10/01/2024	1,181,080
1,774,248	US Airways 2012-1 Class B Pass Through Trust 8.00%, 10/01/2019	1,914,059
719,808	US Airways 2012-2 Class A Pass Through Trust 4.63%, 06/03/2025	772,699

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 240,000	Wagamama Finance PLC(b) GBP, 7.88%, 02/01/2020	$ 324,649
		95,715,118
Consumer, Non-Cyclical — 3.24%
255,000	Albertsons Cos LLC / Safeway Inc / New Albertson's Inc / Albertson's LLC(b) 5.75%, 03/15/2025	237,150
475,000	Avon Products Inc 8.95%, 03/15/2043	423,344
620,000	Boston Scientific Corp 6.00%, 01/15/2020	674,739
285,000	Delhaize Group 5.70%, 10/01/2040	332,932
	HCA Inc
395,000	7.50%, 12/15/2023	458,200
575,000	8.36%, 04/15/2024	687,125
265,000	7.69%, 06/15/2025	307,400
1,115,000	7.58%, 09/15/2025	1,279,462
2,505,000	7.05%, 12/01/2027	2,805,600
725,000	7.50%, 11/06/2033	820,156
175,000	7.75%, 07/15/2036	197,750
3,895,000	Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance Inc(b) 7.88%, 10/01/2022	4,011,850
	RR Donnelley & Sons Co
265,000	7.88%, 03/15/2021	286,863
150,000	7.00%, 02/15/2022	156,938
63,000	6.50%, 11/15/2023(f)	62,843
604,000	6.00%, 04/01/2024(f)	588,145
1,140,000	ServiceMaster Co LLC 7.45%, 08/15/2027	1,245,450
3,195,000	SUPERVALU Inc(f) 6.75%, 06/01/2021	3,131,100
	Tenet Healthcare Corp
1,985,000	5.00%, 03/01/2019	2,084,468
515,000	7.50%, 01/01/2022(b)(f)	558,672
1,180,000	6.75%, 06/15/2023(f)	1,180,000
425,000	6.88%, 11/15/2031	391,000
1,775,000	THC Escrow Corp III(b)(f) 5.13%, 05/01/2025	1,781,656
	United Rentals North America Inc
99,000	7.63%, 04/15/2022	103,455
775,000	6.13%, 06/15/2023	806,969
		24,613,267
Energy — 6.85%
936,531	Alta Wind Holdings LLC(b) 7.00%, 06/30/2035	1,061,334
	Anadarko Petroleum Corp
520,000	3.45%, 07/15/2024	507,991
820,000	4.50%, 07/15/2044	764,497
	Baytex Energy Corp(b)
415,000	5.13%, 06/01/2021	368,313
420,000	5.63%, 06/01/2024(f)	359,100
2,035,000	Bellatrix Exploration Ltd(b)(f) 8.50%, 05/15/2020	1,828,956
Principal Amount(a)		Fair Value
Energy — (continued)
	California Resources Corp
$ 359,000	5.50%, 09/15/2021	$ 208,220
4,420,000	8.00%, 12/15/2022(b)(f)	2,795,650
48,000	6.00%, 11/15/2024	24,960
	Chesapeake Energy Corp
390,000	6.63%, 08/15/2020	390,975
35,000	6.88%, 11/15/2020	35,000
1,175,000	6.13%, 02/15/2021(f)	1,151,500
2,965,000	4.88%, 04/15/2022(f)	2,757,450
190,000	5.75%, 03/15/2023	172,425
4,560,000	8.00%, 06/15/2027(b)(f)	4,480,200
	Continental Resources Inc
40,000	5.00%, 09/15/2022	39,250
475,000	4.50%, 04/15/2023	453,625
1,170,000	3.80%, 06/01/2024	1,071,275
395,000	DCP Midstream LLC(b) 6.45%, 11/03/2036	416,725
3,115,000	Devon Energy Corp(f) 3.25%, 05/15/2022	3,095,475
1,665,000	Enbridge Energy Partners LP 7.38%, 10/15/2045	2,122,938
1,750,000	EnLink Midstream Partners LP 4.15%, 06/01/2025	1,728,300
500,000	EQT Corp 8.13%, 06/01/2019	551,762
860,000	FTS International Inc 6.25%, 05/01/2022	696,600
200,000	Global Marine Inc 7.00%, 06/01/2028	174,000
600,000	IFM US Colonial Pipeline 2 LLC(b) 6.45%, 05/01/2021	647,041
250,000	Kinder Morgan Inc 7.80%, 08/01/2031	315,207
	MEG Energy Corp(b)
155,000	6.38%, 01/30/2023	119,834
1,375,000	7.00%, 03/31/2024	1,069,063
	MPLX LP
80,000	4.50%, 07/15/2023	84,915
295,000	4.88%, 06/01/2025	312,844
2,700,000	Newfield Exploration Co 5.63%, 07/01/2024	2,814,750
	ONEOK Partners LP
225,000	4.90%, 03/15/2025	240,924
70,000	6.20%, 09/15/2043	80,503
1,075,000	Petrobras Global Finance BV(f) 5.63%, 05/20/2043	894,938
2,135,000	Precision Drilling Corp 5.25%, 11/15/2024	1,868,125
	QEP Resources Inc
813,000	5.38%, 10/01/2022	782,513
1,120,000	5.25%, 05/01/2023	1,058,400
	Range Resources Corp
1,455,000	5.00%, 08/15/2022(b)	1,429,537
490,000	5.00%, 03/15/2023(b)	478,975
965,000	4.88%, 05/15/2025	916,750
970,000	Southwestern Energy Co 6.70%, 01/23/2025	948,175
4,340,000	Transcontinental Gas Pipe Line Co LLC 7.85%, 02/01/2026	5,584,117

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$1,090,000	Transocean Inc(f) 5.80%, 10/15/2022	$ 1,010,975
4,085,000	Transocean Proteus Ltd(b) 6.25%, 12/01/2024	4,166,700
		52,080,807
Financial — 16.28%
	AerCap Ireland Capital Ltd / AerCap Global Aviation Trust
750,000	3.95%, 02/01/2022	780,804
600,000	3.50%, 05/26/2022	615,677
100,000	AGFC Capital Trust I(b)(h) 2.91%, 01/15/2067	57,000
	Ally Financial Inc
552,000	8.00%, 12/31/2018	595,470
1,500,000	3.50%, 01/27/2019	1,520,625
3,770,000	5.13%, 09/30/2024(f)	3,977,048
869,000	8.00%, 11/01/2031	1,064,525
	American International Group Inc
60,000	4.88%, 06/01/2022	65,828
75,000	4.13%, 02/15/2024	79,191
	Bank of America Corp
50,000	EUR, 0.22%, 09/14/2018(h)	57,199
800,000	5.49%, 03/15/2019	841,974
1,724,000	7.63%, 06/01/2019	1,901,986
450,000	4.25%, 10/22/2026	463,446
800,000	4.18%, 11/25/2027	813,751
1,900,000	6.11%, 01/29/2037	2,328,011
360,000	Canadian Imperial Bank of Commerce 1.60%, 09/06/2019	356,610
5,925,000	Citigroup Inc 3.50%, 05/15/2023	6,006,161
2,278,018	Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust(b) 6.13%, 11/30/2019	2,349,092
2,125,000	Fidelity National Financial Inc 5.50%, 09/01/2022	2,258,977
1,900,000	Forethought Financial Group Inc(b)(e) 8.63%, 04/15/2021	2,161,573
	Genworth Holdings Inc
255,000	4.90%, 08/15/2023	211,650
365,000	4.80%, 02/15/2024	301,125
	Goldman Sachs Group Inc
8,135,000	CAD, 3.55%, 02/12/2021	6,529,893
1,600,000	6.75%, 10/01/2037	2,081,502
2,520,000	HBOS PLC(b) 6.75%, 05/21/2018	2,621,150
2,200,000	Highwoods Realty LP 7.50%, 04/15/2018	2,289,808
	International Lease Finance Corp
290,000	8.25%, 12/15/2020	341,420
1,105,000	4.63%, 04/15/2021	1,176,001
	iStar Financial Inc
575,000	7.13%, 02/15/2018	589,375
350,000	4.88%, 07/01/2018	352,198
Principal Amount(a)		Fair Value
Financial — (continued)
$ 345,000	Jefferies Finance LLC / JFIN Co-Issuer Corp(b) 6.88%, 04/15/2022	$ 344,138
	Jefferies Group LLC
265,000	5.13%, 04/13/2018	271,817
975,000	6.88%, 04/15/2021	1,109,664
1,165,000	5.13%, 01/20/2023	1,268,481
705,000	6.45%, 06/08/2027	807,803
1,140,000	6.25%, 01/15/2036	1,243,910
1,335,000	JPMorgan Chase & Co NZD, 4.25%, 11/02/2018	993,331
250,000	JPMorgan Chase Bank NA 1.65%, 09/23/2019	248,616
1,000,000	KeyCorp Capital III 7.75%, 07/15/2029	1,215,276
2,472,000	Lloyds Banking Group PLC 4.58%, 12/10/2025	2,563,150
600,000	MBIA Insurance Corp(b)(h) 12.42%, 01/15/2033	288,000
	MetLife Inc
245,000	9.25%, 04/08/2038(b)	365,050
1,355,000	10.75%, 08/01/2039	2,256,075
	Morgan Stanley
1,025,000	AUD, 4.75%, 11/16/2018	810,096
435,000	5.75%, 01/25/2021	481,260
2,225,000	CAD, 3.13%, 08/05/2021	1,765,090
11,545,000	4.10%, 05/22/2023	12,050,937
3,895,000	4.35%, 09/08/2026	4,049,795
570,000	3.95%, 04/23/2027	573,644
3,005,000	Mutual of Omaha Insurance Co(b) 6.80%, 06/15/2036	3,820,235
	Navient Corp
100,000	4.63%, 09/25/2017	100,250
1,870,000	8.45%, 06/15/2018	1,969,110
345,000	5.50%, 01/15/2019	359,231
190,000	5.50%, 01/25/2023(f)	193,088
1,035,000	6.13%, 03/25/2024(f)	1,066,050
395,000	5.88%, 10/25/2024(f)	402,031
3,035,000	5.63%, 08/01/2033	2,535,135
2,120,000	Old Republic International Corp 4.88%, 10/01/2024	2,267,872
535,000	Penn Mutual Life Insurance Co(b) 6.65%, 06/15/2034	650,427
1,060,000	Quicken Loans Inc(b) 5.75%, 05/01/2025	1,094,450
3,514,000	Royal Bank of Canada 1.63%, 04/15/2019	3,498,960
	Royal Bank of Scotland Group PLC
70,000	EUR, 5.25%, Perpetual(i)	80,394
905,000	EUR, 5.50%, Perpetual(i)	1,043,354
620,000	6.10%, 06/10/2023	683,061
1,185,000	6.00%, 12/19/2023	1,307,330
400,000	Royal Bank of Scotland PLC EUR, 6.93%, 04/09/2018	479,995
7,800,000	Santander Issuances SAU 5.18%, 11/19/2025	8,361,405
	Societe Generale SA(b)
3,560,000	4.75%, 11/24/2025(f)	3,733,002
3,285,000	5.63%, 11/24/2045	3,838,417

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
	Springleaf Finance Corp
$1,325,000	5.25%, 12/15/2019	$ 1,378,133
2,545,000	6.00%, 06/01/2020	2,684,975
2,055,000	7.75%, 10/01/2021(f)	2,299,031
900,000	Springleaf Finance Corp Series J 6.50%, 09/15/2017	907,875
	XLIT Ltd
575,000	6.38%, 11/15/2024	675,223
725,000	6.25%, 05/15/2027	866,481
		123,790,718
Industrial — 3.25%
159,000	Agilent Technologies Inc 6.50%, 11/01/2017	161,284
1,650,000	APL Ltd 8.00%, 01/15/2024	1,534,500
2,390,000	Atrium Windows & Doors Inc(b) 7.75%, 05/01/2019	2,378,050
	Bombardier Inc(b)
4,505,000	6.00%, 10/15/2022	4,505,000
1,550,000	CAD, 7.35%, 12/22/2026	1,171,345
425,000	Cleaver-Brooks Inc(b) 8.75%, 12/15/2019	438,281
950,000	Corning Inc 7.25%, 08/15/2036	1,166,386
845,000	Embraer Netherlands Finance BV 5.40%, 02/01/2027	883,025
740,000	Gates Global LLC / Gates Global Co(b) 6.00%, 07/15/2022	741,850
	Masco Corp
466,000	7.75%, 08/01/2029	624,973
431,000	6.50%, 08/15/2032	527,332
1,025,000	Meccanica Holdings USA Inc(b) 6.25%, 01/15/2040	1,148,000
386,000	Missouri Pacific Railroad Co 5.00%, 01/01/2045	366,156
865,000	Owens Corning 7.00%, 12/01/2036	1,125,188
3,930,000	Rock-Tenn Co 4.00%, 03/01/2023	4,115,154
1,790,000	Sealed Air Corp(b) 5.50%, 09/15/2025	1,955,575
837,000	TransDigm Inc(f) 6.50%, 07/15/2024	864,202
	Westvaco Corp
485,000	8.20%, 01/15/2030	682,871
230,000	7.95%, 02/15/2031	320,775
		24,709,947
Technology — 1.20%
461,000	Advanced Micro Devices Inc(f) 7.00%, 07/01/2024	488,084
1,090,000	Amkor Technology Inc 6.38%, 10/01/2022	1,134,963
1,400,000	Apple Inc 1.10%, 08/02/2019	1,385,101
Principal Amount(a)		Fair Value
Technology — (continued)
	Diamond 1 Finance Corp / Diamond 2 Finance Corp(b)
$1,240,000	6.02%, 06/15/2026	$ 1,365,995
1,575,000	8.10%, 07/15/2036	1,981,452
1,130,000	8.35%, 07/15/2046	1,459,987
1,250,000	Hewlett Packard Enterprise Co 6.35%, 10/15/2045	1,322,655
		9,138,237
Utilities — 0.95%
958,705	Bruce Mansfield Unit 1 2007 Pass Through Trust 6.85%, 06/01/2034	383,482
345,000	DPL Inc 6.75%, 10/01/2019	360,525
2,210,000	EDP Finance BV(b) 4.13%, 01/15/2020	2,284,587
1,900,000	Enel Finance International NV(b) 6.00%, 10/07/2039	2,262,163
	NGL Energy Partners LP / NGL Energy Finance Corp(b)
315,000	7.50%, 11/01/2023	310,669
1,815,000	6.13%, 03/01/2025	1,660,725
		7,262,151
TOTAL CORPORATE BONDS AND NOTES — 54.96% (Cost $387,437,923)		$ 418,027,916
CONVERTIBLE BONDS
Basic Materials — 0.03%
215,000	RPM International Inc 2.25%, 12/15/2020	253,700
Communications — 0.53%
100,000	Ciena Corp(b) 3.75%, 10/15/2018	134,625
1,140,000	JDS Uniphase Corp 0.63%, 08/15/2033	1,258,987
55,473	Liberty Interactive LLC 3.50%, 01/15/2031	29,817
2,260,000	Priceline Group Inc(f) 0.90%, 09/15/2021	2,587,700
		4,011,129
Consumer, Cyclical — 0.22%
540,000	CalAtlantic Group Inc 0.25%, 06/01/2019	510,975
155,000	Iconix Brand Group Inc 1.50%, 03/15/2018	150,059

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 935,000	KB Home 1.38%, 02/01/2019	$ 999,866
		1,660,900
Consumer, Non-Cyclical — 0.03%
160,000	Hologic Inc(j) 2.00%, 03/01/2042	234,400
Energy — 0.02%
150,000	Chesapeake Energy Corp(b) 5.50%, 09/15/2026	140,250
Financial — 0.31%
195,000	Jefferies Group LLC 3.88%, 11/01/2029	195,731
1,730,000	Old Republic International Corp 3.75%, 03/15/2018	2,189,531
		2,385,262
Industrial — 0.01%
95,000	Trinity Industries Inc 3.88%, 06/01/2036	119,047
Technology — 2.02%
2,624,000	Intel Corp 3.25%, 08/01/2039	4,336,160
1,070,000	Microchip Technology Inc 1.63%, 02/15/2025	1,609,681
	Nuance Communications Inc
3,497,000	1.50%, 11/01/2035	3,595,353
840,000	1.00%, 12/15/2035	809,550
2,435,000	ON Semiconductor Corp(f) 1.00%, 12/01/2020	2,526,313
2,505,000	Rovi Corp(f) 0.50%, 03/01/2020	2,459,597
		15,336,654
TOTAL CONVERTIBLE BONDS — 3.17% (Cost $20,009,367)		$ 24,141,342
FOREIGN GOVERNMENT BONDS AND NOTES
	Canadian Government Bond
8,945,000	CAD, 1.25%, 09/01/2018	6,914,096
3,625,000	CAD, 0.75%, 09/01/2020	2,754,950
17,325,000	Inter-American Development Bank NZD, 6.00%, 12/15/2017	12,908,949
	Mexican Bonos
835,000 (k)	MXP, 6.50%, 06/10/2021	4,582,970
845,500 (k)	MXP, 8.00%, 12/07/2023	4,980,455
1,145,000 (k)	MXP, 10.00%, 12/05/2024	7,516,575
335,000 (k)	MXP, 7.50%, 06/03/2027	1,942,617
85,000 (k)	MXP, 8.50%, 05/31/2029	531,743
115,000 (k)	MXP, 7.75%, 05/29/2031	678,471
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
	New South Wales Treasury Corp
$ 8,775,000	AUD, 6.00%, 02/01/2018	$ 6,910,780
10,505,000	AUD, 3.50%, 03/20/2019	8,290,026
12,670,000	New Zealand Government Bond NZD, 5.00%, 03/15/2019	9,733,598
	Norway Government Bond(b)
9,545,000	NOK, 4.50%, 05/22/2019	1,226,150
6,650,000	NOK, 3.75%, 05/25/2021	881,696
2,490,000	Portugal Government International Bond(b) 5.13%, 10/15/2024	2,539,800
	Saudi Government International Bond(b)
1,385,000	2.38%, 10/26/2021	1,362,840
3,075,000	3.25%, 10/26/2026	3,048,985
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 10.10% (Cost $90,733,037)		$ 76,804,701
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.06%
139,871	GS Mortgage Securities Trust(h) Series 2007-GG10 Class AM 5.98%, 08/10/2045	140,991
453,083	Institutional Mortgage Securities Canada Inc(b) Series 2014-5A Class A1 CAD, 2.00%, 07/12/2047	349,106
TOTAL MORTGAGE-BACKED SECURITIES — 0.06% (Cost $562,260)		$ 490,097
MUNICIPAL BONDS AND NOTES
3,485,000	Tobacco Settlement Financing Corp 6.71%, 06/01/2046	3,045,820
TOTAL MUNICIPAL BONDS AND NOTES — 0.40% (Cost $3,471,931)		$ 3,045,820
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
61,865,000	0.75%, 10/31/2017	61,794,474
28,000,000	0.75%, 09/30/2018	27,806,408
50,000,000	1.25%, 03/31/2019	49,894,550
TOTAL U.S. TREASURY BONDS AND NOTES — 18.34% (Cost $139,780,725)		$ 139,495,432

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
COMMON STOCK
Consumer, Cyclical — 0.25%
172,110	Ford Motor Co(f)	$ 1,925,911
Energy — 0.03%
42,007	Chesapeake Energy Corp(f)(l)	208,775
Industrial — 0.21%
51,679	Corning Inc	1,552,954
TOTAL COMMON STOCK — 0.49% (Cost $3,378,176)		$ 3,687,640
CONVERTIBLE PREFERRED STOCK
Energy — 0.02%
203	Chesapeake Energy Corp, 5.75%(b)	120,151
TOTAL CONVERTIBLE PREFERRED STOCK — 0.02% (Cost $196,433)		$ 120,151
PREFERRED STOCK
Communications — 0.00%(m)
742	Cincinnati Bell Inc(f)	37,170
Energy — 0.27%
10,011	Chesapeake Energy Corp	597,029
30,000	El Paso Energy Capital Trust I	1,502,814
		2,099,843
Financial — 0.28%
1,484	Bank of America Corp	1,876,332
267	iStar Financial Inc	13,532
3,200	Welltower Inc	212,000
		2,101,864
Industrial — 0.18%
37,475	Arconic Inc	1,341,230
Utilities — 0.13%
25,000	Southern California Edison Co(f)	636,750
3,600	Union Electric Co	355,860
		992,610
TOTAL PREFERRED STOCK — 0.86% (Cost $5,570,910)		$ 6,572,717
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 4.50%
$ 3,300,000	Federal Farm Credit Banks Funding Corp 0.76%, 07/03/2017	$ 3,299,863
8,100,000	Federal Home Loan Bank 0.41%, 07/03/2017	8,099,820
22,850,000	Federal National Mortgage Association 0.96%, 08/28/2017	22,814,647
		34,214,330
U.S. Treasury Bonds and Notes — 5.91%
	U.S. Treasury Bills
20,000,000	0.84%, 07/13/2017	19,994,490
25,000,000	0.95%, 09/21/2017	24,947,031
		44,941,521
Repurchase Agreements — 5.79%
8,548,839	Undivided interest of 48.38% in a repurchase agreement (principal amount/value $17,680,690 with a maturity value of $17,682,311) with BNP Paribas Securities Corp, 1.10%, dated 6/30/17 to be repurchased at $8,548,839 on 7/3/17 collateralized by U.S. Treasury securities, 0.00% - 6.00%, 7/20/17 - 11/15/45, with a value of $18,034,305.(n)	8,548,839
2,256,125	Undivided interest of 8.71% in a repurchase agreement (principal amount/value $25,935,160 with a maturity value of $25,937,451) with HSBC Securities (USA) Inc, 1.06%, dated 6/30/17 to be repurchased at $2,256,125 on 7/3/17 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 0.00% - 7.25%, 7/15/17 - 1/15/37, with a value of $26,453,907.(n)	2,256,125

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$10,464,693	Undivided interest of 8.77% in a repurchase agreement (principal amount/value $119,447,230 with a maturity value of $119,458,677) with Daiwa Capital Markets America Inc, 1.15%, dated 6/30/17 to be repurchased at $10,464,693 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 7/13/17 - 12/1/51, with a value of $121,836,176.(n)	$ 10,464,693
1,853,505	Undivided interest of 8.88% in a repurchase agreement (principal amount/value $20,896,843 with a maturity value of $20,898,776) with BNP Paribas Securities Corp, 1.11%, dated 6/30/17 to be repurchased at $1,853,505 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 7/28/17 - 9/9/49, with a value of $21,314,780.(n)	1,853,505
10,464,693	Undivided interest of 8.89% in a repurchase agreement (principal amount/value $117,806,518 with a maturity value of $117,817,121) with RBC Capital Markets Corp, 1.08%, dated 6/30/17 to be repurchased at $10,464,693 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.38% - 7.00%, 2/19/19 - 6/1/47, with a value of $120,162,656.(n)	10,464,693
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$10,464,693	Undivided interest of 8.93% in a repurchase agreement (principal amount/value $117,231,511 with a maturity value of $117,242,257) with Citigroup Global Markets Inc, 1.10%, dated 6/30/17 to be repurchased at $10,464,693 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.75%, 7/27/17 - 7/1/47, with a value of $119,576,141.(n)	$ 10,464,693
44,052,548
SHORT TERM INVESTMENTS — 16.20% (Cost $123,208,399)		$ 123,208,399
TOTAL INVESTMENTS — 104.81% (Cost $775,949,007)		$ 797,189,287
OTHER ASSETS & LIABILITIES, NET — (4.81)%		$ (36,568,087)
TOTAL NET ASSETS — 100.00%		$ 760,621,200

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At June 30, 2017, the aggregate cost and fair value of 144A securities was $101,428,339 and $104,902,918, respectively, representing 13.79% of net assets.
(c)	Security in bankruptcy at June 30, 2017.
(d)	Security in default; no interest payments received during the last 12 months. At June 30, 2017, the aggregate cost and fair value of such securities was $3,397,171 and $675,157, respectively, representing 0.09% of net assets.
(e)	Restricted security; further details of these securities are included in a subsequent table.
(f)	All or a portion of the security is on loan at June 30, 2017.
(g)	Security in default; some interest payments received during the last 12 months. At June 30, 2017, the aggregate cost and fair value of such securities was $1,367,278 and $497,538, respectively, representing 0.07% of net assets.
(h)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2017.
(i)	Security has no contractual maturity date and pays an indefinite stream of interest.
(j)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at June 30, 2017. Maturity date disclosed represents final maturity date.
(k)	Principal amount is stated in 100 Mexican Peso Units.
(l)	Non-income producing security.
(m)	Represents less than 0.005% of net assets.
(n)	Collateral received for securities on loan.
LP	Limited Partnership
At June 30, 2017, the Fund held the following restricted securities:
Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Corporate Bonds and Notes
Essar Steel Algoma Inc	9.50%	11/15/2019	02/03/2015	$1,633,645	$143,200	0.02%
Forethought Financial Group Inc	8.63	04/15/2021	04/15/2011	1,900,000	2,161,573	0.28
				$3,533,645	$2,304,773	0.30%
Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound
MXP	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2017 (Unaudited)
Great-West Loomis Sayles Bond Fund
ASSETS:
Investments in securities, fair value (including $43,044,642 of securities on loan)(a)	$753,136,739
Repurchase agreements, fair value(b)	44,052,548
Cash	3,376,374
Dividends and interest receivable	7,130,544
Subscriptions receivable	978,961
Receivable for investments sold	529,154
Total Assets	809,204,320
LIABILITIES:
Payable for investments purchased	104,001
Payable for director fees	789
Payable for other accrued fees	35,413
Payable for shareholder services fees	89,310
Payable to investment adviser	327,997
Payable to subcustodian	3,025,937
Payable upon return of securities loaned	44,052,548
Redemptions payable	947,125
Total Liabilities	48,583,120
NET ASSETS	$760,621,200
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$7,020,770
Paid-in capital in excess of par	738,140,234
Net unrealized appreciation	21,232,418
Undistributed net investment income	832,684
Accumulated net realized loss	(6,604,906)
NET ASSETS	$760,621,200
NET ASSETS BY CLASS
Investor Class	$309,301,862
Institutional Class	$451,319,338
CAPITAL STOCK:
Authorized
Investor Class	80,000,000
Institutional Class	150,000,000
Issued and Outstanding
Investor Class	23,343,060
Institutional Class	46,864,639
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$13.25
Institutional Class	$9.63
(a) Cost of investments	$731,896,459
(b) Cost of repurchase agreements	$44,052,548
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2017 (Unaudited)
Great-West Loomis Sayles Bond Fund
INVESTMENT INCOME:
Interest	$16,209,203
Income from securities lending	135,976
Dividends	479,816
Total Income	16,824,995
EXPENSES:
Management fees	1,993,304
Shareholder services fees – Investor Class	542,450
Audit and tax fees	8,880
Custodian fees	12,914
Director's fees	789
Legal fees	646
Pricing fees	8,371
Registration fees	6,246
Shareholder report fees	2,522
Transfer agent fees	1,518
Other fees	102
Total Expenses	2,577,742
Less amount waived by investment adviser	4,837
Net Expenses	2,572,905
NET INVESTMENT INCOME	14,252,090
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments and foreign currency transactions	(2,713,300)
Net change in unrealized appreciation on investments and foreign currency translations	21,403,139
Net Realized and Unrealized Gain	18,689,839
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$32,941,929
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Loomis Sayles Bond Fund	2017 (Unaudited)	2016
OPERATIONS:
Net investment income	$14,252,090	$31,097,489
Net realized loss	(2,713,300)	(5,512,717)
Net change in unrealized appreciation	21,403,139	52,413,927
Net Increase in Net Assets Resulting from Operations	32,941,929	77,998,699
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(3,988,566)	(7,611,625)
Institutional Class	(9,468,122)	(16,245,976)
From net investment income	(13,456,688)	(23,857,601)
From net realized gains
Investor Class	-	(1,819,127)
Institutional Class	-	(3,198,062)
From net realized gains	0	(5,017,189)
Total Distributions	(13,456,688)	(28,874,790)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	40,437,047	86,229,804
Institutional Class	51,032,188	89,097,492
Shares issued in reinvestment of distributions
Investor Class	3,988,566	9,430,752
Institutional Class	9,468,122	19,444,038
Shares redeemed
Investor Class	(57,494,237)	(135,521,416)
Institutional Class	(28,739,347)	(115,292,740)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	18,692,339	(46,612,070)
Total Increase in Net Assets	38,177,580	2,511,839
NET ASSETS:
Beginning of Period	722,443,620	719,931,781
End of Period(a)	$760,621,200	$722,443,620
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	3,071,571	6,834,813
Institutional Class	5,293,842	9,510,165
Shares issued in reinvestment of distributions
Investor Class	301,251	745,793
Institutional Class	983,190	2,085,959
Shares redeemed
Investor Class	(4,364,539)	(10,772,909)
Institutional Class	(2,982,477)	(12,466,027)
Net Increase (Decrease)	2,302,838	(4,062,206)
(a) Including undistributed net investment income:	$832,684	$37,282
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2017(Unaudited)	$12.85	0.24	0.33	0.57	(0.17)	-	(0.17)	$13.25	4.46% (d)
12/31/2016	$11.88	0.52	0.82	1.34	(0.30)	(0.07)	(0.37)	$12.85	11.38%
12/31/2015	$13.20	0.46	(1.31)	(0.85)	(0.31)	(0.16)	(0.47)	$11.88	(6.55%)
12/31/2014	$13.72	0.50	(0.02)	0.48	(0.53)	(0.47)	(1.00)	$13.20	3.45%
12/31/2013	$13.28	0.55	0.50	1.05	(0.47)	(0.14)	(0.61)	$13.72	8.04%
12/31/2012	$12.08	0.67	1.25	1.92	(0.64)	(0.08)	(0.72)	$13.28	16.03%
Institutional Class
06/30/2017(Unaudited)	$ 9.40	0.19	0.25	0.44	(0.21)	-	(0.21)	$ 9.63	4.64% (d)
12/31/2016	$ 8.84	0.42	0.61	1.03	(0.40)	(0.07)	(0.47)	$ 9.40	11.79%
12/31/2015 (e)	$10.00	0.26	(0.97)	(0.71)	(0.31)	(0.14)	(0.45)	$ 8.84	(7.17%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/30/2017 (Unaudited)	$309,302	0.90% (g)	0.90% (g)	3.65% (g)	12% (d)
12/31/2016	$312,781	0.90%	0.90%	4.16%	20%
12/31/2015	$327,015	0.90%	0.90%	3.58%	35%
12/31/2014	$780,472	0.90%	0.90%	3.56%	21%
12/31/2013	$753,318	0.90%	0.90%	4.01%	20%
12/31/2012	$436,750	0.90%	0.90%	5.16%	20%
Institutional Class
06/30/2017 (Unaudited)	$451,319	0.55% (g)	0.55% (g)	4.00% (g)	12% (d)
12/31/2016	$409,663	0.55%	0.55%	4.51%	20%
12/31/2015 (e)	$392,917	0.55% (g)	0.55% (g)	4.07% (g)	35%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Loomis Sayles Bond Fund (the Fund) are included herein. The investment objective of the Fund is to seek high total investment return through a combination of current income and capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
Effective May 1, 2017, the Initial Class name changed to Investor Class. The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Investor Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Semi-Annual Report - June 30, 2017

Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

Semi-Annual Report - June 30, 2017

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$ —	$ 1,595,072	$ —	$ 1,595,072
Corporate Bonds and Notes	—	418,027,916	—	418,027,916
Convertible Bonds	—	24,141,342	—	24,141,342
Foreign Government Bonds and Notes	—	76,804,701	—	76,804,701
Mortgage-Backed Securities	—	490,097	—	490,097
Municipal Bonds and Notes	—	3,045,820	—	3,045,820
U.S. Treasury Bonds and Notes	—	139,495,432	—	139,495,432
Common Stock	3,687,640	—	—	3,687,640
Convertible Preferred Stock	—	120,151	—	120,151
Preferred Stock	992,610	5,580,107	—	6,572,717
Short Term Investments	—	123,208,399	—	123,208,399
Total Assets	$ 4,680,250	$ 792,509,037	$ 0	$ 797,189,287
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.

Semi-Annual Report - June 30, 2017

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, market discount adjustments, real estate investment trust securities and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2017 were as follows:
Federal tax cost of investments	$775,951,324
Gross unrealized appreciation on investments	49,374,620
Gross unrealized depreciation on investments	(28,136,657)
Net unrealized appreciation on investments	$21,237,963
2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective May 1, 2017, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.52% of the Fund’s average daily net assets up to $1 billion dollars, 0.47% of the Fund’s average daily net assets over $1 billion dollars and 0.42% of the Fund’s average daily net assets over $2 billion dollars. The Adviser is required by contract to waive fees or reimburse expenses which exceed an annual rate, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and various other expenses, of 0.55% of the Fund's average daily net assets of the Fund. The amount waived or reimbursed, if any, is reflected in the Statement of Operations. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. Prior to that date, the Adviser received monthly compensation at the annual rate of 0.55% of the average daily net assets of the Fund and the management fee encompassed fund operation expenses except for shareholder services fees. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Loomis, Sayles & Company, L.P. The Fund is not responsible for payment of the sub-advisory fees.

Semi-Annual Report - June 30, 2017

Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $407,625 for the period ended June 30, 2017.
3.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $30,234,168 and $109,437,585, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $49,947,265 and $40,000, respectively.
4.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly when received, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2017, the Fund had securities on loan valued at $43,044,642 and received collateral as reported on the Statement of Assets and Liabilities of $44,052,548 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of June 30, 2017. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
Corporate Bonds and Notes	38,636,876
Convertible Bonds	5,114,518
Common Stocks	212,089
Preferred Stock	89,065
Total secured borrowings	$44,052,548
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 30, 2017

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 20, 2017 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Company, GWCM and Loomis, Sayles & Company, L.P. (the “Sub-Adviser”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Loomis Sayles Bond Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and re-investments of the assets of the Fund, which includes making decisions to buy, sell or hold any particular security.
On March 8, 2017, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”) and met separately with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1 with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”), and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its disaster recovery procedures including cyber security risk mitigation, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Institutional Class (Investor Class (formerly Initial Class), through April 30, 2015) as compared against its benchmark index and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2016. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and a peer group of funds.
The Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2016, the Fund was in the first, third, first and first quartiles of its peer group, respectively (the first quartile being the best performers and the fourth quartile being the worst performers). The Board also noted that, although the Fund underperformed its benchmark index for the three-year period ended December 31, 2016, the Fund outperformed its benchmark index for the one-, five- and ten- year periods ended December 31, 2016. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis provided by the Independent Fee Consultant that assessed the fees retained by GWCM. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund will change to a new structure in which GWCM will no longer be responsible for paying the Fund’s operating expense as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee will decrease as much, or more than, the cost of the Fund’s operating expenses as of December 31, 2015 and that the operating expenses of the Fund will be paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, beginning May 1, 2017, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015 and that in the future GWCM may only increase the expense limit with the approval of the Board. Finally, the Board noted that the materials provided for its review accounted for this change in fee structure.

The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Institutional Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.
Based on the information provided, the Board noted that the Fund’s Contractual Management Fee was lower than the average and median contractual management fees of its peer group of funds. The Board further noted that the Fund’s total annual operating expense ratio was below the average and median of its peer group and peer universe and in the first quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses).
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to separate accounts and other products managed by the Sub-Adviser and noted that where the fee charged to GWCM was higher than that charged to other clients, the Board determined that the fee charged to GWCM was reasonable.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes, as well as an analysis provided by the Independent Fee Consultant related to the reasonableness of the complex level profits estimated to have been realized by GWCM as compared to such advisers. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser may receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Fund’s brokerage to such brokers. The Board noted where services were provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which

GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)	The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)	(1)	Not required in filing.
	(2)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
	(3)	Not applicable.
(b)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 28, 2017
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer, performing the functions of the principal executive officer as of the date of this report on Form N-CSR
Date:August 28, 2017
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 28, 2017